Short-Term Borrowings (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Short Term Borrowings

Short-term borrowings as of March 31, 2012 and 2013 consist of the followings:

	Weighted average interest rate		Millions of Yen
	2012	2013	2012	2013
Borrowings, principally from banks	0.9%	2.0%	¥33,667	¥34,933
Commercial paper	0.1	0.2	77,605	30,286

			¥111,272	¥65,219